ORDINARY SHARES - General information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Dec. 08, 2022 $ / shares shares	May 11, 2022 shares	Nov. 08, 2021 shares	Nov. 30, 2020 USD ($)	Aug. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares	Aug. 12, 2022 USD ($) $ / shares shares
Ordinary shares
Ordinary shares, shares authorized							25,000,000,000	25,000,000,000
Ordinary shares par value (in dollars per share) | $ / shares							$ 0.00002	$ 0.00002
Number of shares for which options exercised						24,383,373	24,383,373	57,076,970	0
Ordinary shares and convertible redeemable preferred shares, share capital authorized | $										$ 500,000
Ordinary shares and convertible redeemable preferred shares, authorized (in shares)										25,000,000,000
Stock Repurchased During Period, Value | ¥						¥ 1,319,796
IPO
Ordinary shares
Proceeds from issuance of initial public offering, net of offering costs | $					$ 2,358,800
Underwriter commissions and relevant offering expenses | $					$ 79,200
Follow-on public offering
Ordinary shares
Underwriter commissions and relevant offering expenses | $				$ 38,500
Proceeds from issuance of ordinary shares, net of offering costs | $				$ 2,322,600
Propitious Global Holdings Limited
Ordinary shares
Conversion ratio for the re-designated shares			1
Mr. SHAN Yigang, an executive director
Ordinary shares
Conversion ratio for the re-designated shares			1
Class A Ordinary Shares
Ordinary shares
Ordinary shares, shares authorized							24,114,698,720	24,114,698,720		24,114,698,720
Ordinary shares par value (in dollars per share) | $ / shares										$ 0.00002
Number of shares for which options exercised						43,687,673	43,687,673
Common stock, shares issued (in shares)							3,601,547,279	2,705,911,235
Class A Ordinary Shares | Employee trust controlled by the company upon exercise of options
Ordinary shares
Ordinary share issuance upon follow-on public offering, net of issuance costs									60,852,775
Class A Ordinary Shares | Depositary Bank
Ordinary shares
Ordinary share issuance upon follow-on public offering, net of issuance costs						31,999,998	31,999,998	38,944,380
Number of shares for which options exercised								38,349,390
Class A Ordinary Shares | Prevailing market prices
Ordinary shares
Ordinary shares par value (in dollars per share) | $ / shares	$ 0.00002
Repurchase of ordinary shares (in shares)						41,707,914	41,707,914
Stock Repurchased During Period, Value						¥ 1,319,800	$ 187,300
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited	35,246,628
Class A Ordinary Shares | Propitious Global Holdings Limited
Ordinary shares
Number of Class B ordinary shares converted into Class A ordinary shares		727,407,230
Class B Ordinary Shares
Ordinary shares
Ordinary shares, shares authorized							885,301,280	885,301,280		885,301,280
Ordinary shares par value (in dollars per share) | $ / shares										$ 0.00002
Common stock, shares issued (in shares)							156,426,896	885,301,280
Class B Ordinary Shares | Mr. Zuo Hui, founder and chairman of the board of directors
Ordinary shares
Number of Class B ordinary shares converted into Class A ordinary shares			157,894,050
Class B Ordinary Shares | Mr. PENG Yongdong, chairman and chief executive officer
Ordinary shares
Number of Class B ordinary shares converted into Class A ordinary shares			110,116,275
Class B Ordinary Shares | Mr. SHAN Yigang, an executive director
Ordinary shares
Number of Class B ordinary shares converted into Class A ordinary shares			47,777,775